Derivative financial instruments and hedging activities - Maturity Analysis of notional Amounts and Average Rates of hedging Instruments (Detail) $ in Millions	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 23,732,226	$ 20,629,076
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	9,919,592	8,850,960
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,938,413	7,579,943
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,874,221	4,198,173
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	1	2
Carrying amount, Liabilities	298	187
Derivative notional amount	$ 49,301	$ 28,973
Weighted average fixed interest rate	1.30%	2.20%
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 101	$ 144
Derivative notional amount	$ 66,326	$ 73,429
Weighted average fixed interest rate	1.60%	1.70%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 14,410	$ 4,625
Weighted average fixed interest rate	1.50%	1.90%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 21,207	$ 16,003
Weighted average fixed interest rate	1.70%	1.70%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 28,182	$ 20,439
Weighted average fixed interest rate	1.00%	2.20%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 38,704	$ 48,361
Weighted average fixed interest rate	1.40%	1.80%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 6,709	$ 3,909
Weighted average fixed interest rate	2.00%	2.70%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 6,415	$ 9,065
Weighted average fixed interest rate	1.80%	1.80%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 27,734	$ 30,752
Weighted average fixed interest rate	1.00%	2.10%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 72,697	$ 59,613
Weighted average fixed interest rate	1.50%	2.00%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 15,309	$ 17,327
Weighted average fixed interest rate	0.60%	2.10%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 5,616	$ 200
Weighted average fixed interest rate	1.90%	2.60%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 10,663	$ 11,729
Weighted average fixed interest rate	1.40%	2.00%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 61,697	$ 54,610
Weighted average fixed interest rate	1.50%	1.90%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 1,762	$ 1,696
Weighted average fixed interest rate	1.80%	2.60%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 5,384	$ 4,803
Weighted average fixed interest rate	1.40%	2.40%
Cash flow hedges [member] | Foreign exchange risk [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 1	$ 2
Carrying amount, Liabilities	2	526
Derivative notional amount	$ 860	$ 3,088
Weighted average CAD-JPY exchange rate	0.01
Weighted average CAD-EUR exchange rate	1.52	1.52
Weighted average USD-EUR exchange rate		1.33
Cash flow hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 700	$ 2,937
Weighted average CAD-JPY exchange rate	0.01
Weighted average USD-EUR exchange rate		1.33
Cash flow hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 160	$ 63
Weighted average CAD-EUR exchange rate	1.52	1.48
Cash flow hedges [member] | Foreign exchange risk [member] | Over 5 years [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount		$ 88
Weighted average CAD-EUR exchange rate		1.55
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Liabilities	$ 29,175	$ 27,859
Derivative notional amount	$ 28,702	$ 27,688
Weighted average CAD-USD exchange rate	1.30	1.30
Weighted average CAD-EUR exchange rate	1.51	1.51
Weighted average CAD-GBP exchange rate	1.69	1.69
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 19	$ 52
Carrying amount, Liabilities	58	70
Derivative notional amount	$ 7,869	$ 5,355
Weighted average CAD-USD exchange rate	1.33	1.33
Weighted average CAD-EUR exchange rate	1.56	1.47
Weighted average CAD-GBP exchange rate	1.71	1.67
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 7,722	$ 8,701
Weighted average CAD-USD exchange rate	1.29	1.31
Weighted average CAD-GBP exchange rate	1.73
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 7,869	$ 5,355
Weighted average CAD-USD exchange rate	1.33	1.33
Weighted average CAD-EUR exchange rate	1.56	1.47
Weighted average CAD-GBP exchange rate	1.71	1.67
Net investment hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 18,706	$ 14,843
Weighted average CAD-USD exchange rate	1.31	1.29
Weighted average CAD-EUR exchange rate	1.51
Weighted average CAD-GBP exchange rate	1.65	1.69
Net investment hedges [member] | Foreign exchange risk [member] | Over 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 2,274	$ 4,144
Weighted average CAD-USD exchange rate	1.31	1.31
Weighted average CAD-EUR exchange rate	1.50	1.51